LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON TAX-FREE INCOME FUND

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED JUNE 25, 2014

TO THE PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

Effective on or about September 8, 2014, the following replaces the disclosure in each fund’s Prospectus in the last paragraph of the section titled “Purchase and sale of fund shares”:

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926, by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail at Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581.

Effective on or about September 8, 2014, the sections of each fund’s Prospectus titled “Buying shares – Through the fund,” “Buying shares – Account registration changes” (if applicable), “Exchanging shares – By mail,” and “Redeeming shares – By mail” are each revised (i) by replacing the phrase “at the following address” with the phrase “at one of the following addresses” and (ii) by replacing the address that appears in each such section with the following information:

Regular Mail:

Legg Mason Funds

P.O. Box 9699

Providence, Rhode Island 02940-9699

Express, Certified or Registered Mail:

Legg Mason Funds

4400 Computer Drive

Westborough, MA 01581

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge Global Growth Trust	March 1, 2014
ClearBridge Special Investment Trust	March 1, 2014
ClearBridge Value Trust	March 1, 2014
Legg Mason Batterymarch Emerging Markets Trust	May 1, 2014
Legg Mason Batterymarch International Equity Trust	May 1, 2014
Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio	May 1, 2014
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2014
Legg Mason BW Alternative Credit Fund	November 27, 2013
Legg Mason BW Classic Large Cap Value Fund	December 31, 2013
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2014
Legg Mason BW Global High Yield Fund	March 1, 2014

Fund	Date of Prospectus
Legg Mason BW Global Opportunities Bond Fund	May 1, 2014
Legg Mason BW International Opportunities Bond Fund	May 1, 2014
Legg Mason Strategic Real Return Fund	March 31, 2014
Miller Income Opportunity Trust	February 28, 2014

LEGG MASON INVESTMENT TRUST
Legg Mason Opportunity Trust	May 1, 2014

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 27, 2013
ClearBridge All Cap Value Fund	February 1, 2014
ClearBridge Appreciation Fund	March 1, 2014
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2014
ClearBridge Equity Fund	March 1, 2014
ClearBridge Equity Income Fund	May 1, 2014
ClearBridge International Small Cap Fund	February 1, 2014
ClearBridge International Value Fund	March 1, 2014
ClearBridge Large Cap Growth Fund	March 31, 2014
ClearBridge Large Cap Value Fund	March 1, 2014
ClearBridge Mid Cap Core Fund	March 1, 2014
ClearBridge Mid Cap Growth Fund	March 1, 2014
ClearBridge Select Fund	March 1, 2014
ClearBridge Small Cap Growth Fund	March 1, 2014
ClearBridge Small Cap Value Fund	February 1, 2014
ClearBridge Tactical Dividend Income Fund	March 1, 2014
Legg Mason Batterymarch Global Equity Fund	March 1, 2014
Legg Mason Batterymarch Managed Volatility Global Dividend Fund	February 1, 2014
Legg Mason Batterymarch Managed Volatility International Dividend Fund	February 1, 2014
Legg Mason Batterymarch S&P 500 Index Fund	February 1, 2014
Legg Mason Batterymarch U.S. Large Cap Equity Fund	March 31, 2014
Legg Mason Dynamic Multi-Strategy Fund	June 1, 2014
Legg Mason Investment Counsel Financial Services Fund	August 1, 2013
Legg Mason Investment Counsel Social Awareness Fund	June 1, 2014
Legg Mason Lifestyle Allocation 30%	June 1, 2014
Legg Mason Lifestyle Allocation 50%	June 1, 2014
Legg Mason Lifestyle Allocation 70%	June 1, 2014
Legg Mason Lifestyle Allocation 85%	June 1, 2014
Legg Mason Target Retirement 2015	June 1, 2014
Legg Mason Target Retirement 2020	June 1, 2014
Legg Mason Target Retirement 2025	June 1, 2014
Legg Mason Target Retirement 2030	June 1, 2014
Legg Mason Target Retirement 2035	June 1, 2014
Legg Mason Target Retirement 2040	June 1, 2014
Legg Mason Target Retirement 2045	June 1, 2014
Legg Mason Target Retirement 2050	June 1, 2014
Legg Mason Target Retirement Fund	June 1, 2014
Permal Alternative Core Fund	May 1, 2014

LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2013
Western Asset California Municipals Fund	June 30, 2013
Western Asset Corporate Bond Fund	May 1, 2014
Western Asset Emerging Markets Debt Fund	September 1, 2013
Western Asset Global High Yield Bond Fund	May 1, 2014
Western Asset Global Strategic Income Fund	November 27, 2013

Fund	Date of Prospectus
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2014
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2014
Western Asset Intermediate-Term Municipals Fund	August 1, 2013
Western Asset Managed Municipals Fund	June 30, 2013
Western Asset Massachusetts Municipals Fund	March 31, 2014
Western Asset Mortgage Backed Securities Fund	May 1, 2014
Western Asset Municipal High Income Fund	November 27, 2013
Western Asset New Jersey Municipals Fund	August 1, 2013
Western Asset New York Municipals Fund	August 1, 2013
Western Asset Oregon Municipals Fund	September 1, 2013
Western Asset Pennsylvania Municipals Fund	August 1, 2013
Western Asset Short Duration High Income Fund	November 27, 2013
Western Asset Short Duration Municipal Income Fund	March 1, 2014
Western Asset Short-Term Bond Fund	May 1, 2014
Western Asset Short Term Yield Fund	November 27, 2013

LEGG MASON TAX-FREE INCOME FUND
Legg Mason Investment Counsel Maryland Tax-Free Income Trust	August 1, 2013

WESTERN ASSET FUNDS, INC.
Western Asset Asian Opportunities Fund	March 1, 2014
Western Asset Core Bond Fund	May 1, 2014
Western Asset Core Plus Bond Fund	May 1, 2014
Western Asset Enhanced Equity Fund	May 1, 2014
Western Asset Global Government Bond Fund	May 1, 2014
Western Asset Global Multi-Sector Fund	May 1, 2014
Western Asset High Yield Fund	May 1, 2014
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2014
Western Asset Intermediate Bond Fund	May 1, 2014
Western Asset Macro Opportunities Fund	March 1, 2014
Western Asset Total Return Unconstrained Fund	May 1, 2014

Please retain this supplement for future reference.

LMFX016526

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